Incentive Units (Tables)	3 Months Ended
Mar. 31, 2014
Schedule of Deferred Compensation Arrangement with Individual, Share-based Payments

Three tranches of the incentive units have a time vesting feature. A rollforward of those units from IPO to March 31, 2014 is included below.

Vested Units Balance, January 29, 2014	641,236
Vested During Period	126,296
Forfeited During Period	—
Cancelled During Period	—

Vested Units Balance, March 31, 2014	767,532